Significant Accounting Policies - Schedule of Impact on Basic and Diluted Earnings per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
(Loss)/earnings per share attributable to owners of the parent
Basic	$ 4.02	$ (9.69)	[1],[2]	$ (1.27)	[1]
Diluted	$ (1.07)	(9.69)	[1],[2]	(1.27)	[1]
As Previously Reported
(Loss)/earnings per share attributable to owners of the parent
Basic		(9.75)		(1.21)
Diluted		(9.75)		(1.21)
Share Based Payment Expense Adjustment
(Loss)/earnings per share attributable to owners of the parent
Basic				(0.06)
Diluted				$ (0.06)
Interest Expense Adjustment
(Loss)/earnings per share attributable to owners of the parent
Basic		0.06
Diluted		$ 0.06

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.